Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Cost

The components of lease cost for the Company’s leases are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Operating Leases:
Lease cost	$36	40	$112	120

Finance Leases:
Amortization of ROU assets	1	-	2	-
Interest on lease liability	-	-	1	-

Total lease cost	$37	40	115	120

Supplemental information related to the Company’s leases are as follows:

	September 30, 2025	December 31, 2024

Operating lease
Weighted-average remaining lease term (in years)	2.1	2.7
Weighted-average discount rate	8.50%	8.47%
Finance lease
Weighted-average remaining lease term (in years)	3.9	4.6
Weighted-average discount rate	9.00%	9.00%

Supplemental cash flow and other information related to our leases were as follows (in thousands):

	September 30, 2025	December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$114	$159
Operating cash flow from finance leases	$1	$1
Financing cash flow from finance leases	$1	$1
ROU assets obtained in exchange for lease obligations for:
Operating liabilities	$-	$-
Finance liabilities	$-	$15

The components of lease cost for the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Operating Leases:
Lease cost	$159	$154

Finance Leases:
Amortization of ROU assets	1	-
Interest on lease liability	1	-

Total lease cost	$161	$154

Supplemental information related to the Company’s leases are as follows:

	As of December 31,
	2024	2023
Operating lease
Weighted-average remaining lease term (in years)	2.7	3.7
Weighted-average discount rate	8.47%	8.44%
Finance lease
Weighted-average remaining lease term (in years)	4.6	-
Weighted-average discount rate	9.00%	-

Supplemental cash flow and other information related to our leases were as follows (in thousands):

	December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$159	$154
Operating cash flow from finance leases	$1	$-
Financing cash flow from finance leases	$1	$-
ROU assets obtained in exchange for lease obligations for:
Operating liabilities	$-	$468
Finance liabilities	$15	$-

Schedule of Future Minimum Lease Payments

The remaining future minimum lease payments under the Company’s leases are as follows (in thousands):

	Operating Leases	Finance Leases
Three months ending December 31, 2025	$35	$1
Year ending December 31,
2026	144	4
2027	147	4
2028	13	4
2029	-	2
Total future minimum lease obligations	$339	$15
Less: imputed interest on lease obligations	(32)	(3)
Net present value of lease obligations	$307	$12
Net present value of lease obligations – current portion	122	3
Net present value of lease obligations – non - current portion	$185	$9

The remaining future minimum lease payments under the Company’s leases are as follows (in thousands):

Year ending December 31,	Operating Leases	Finance Leases
2025	$145	$4
2026	144	4
2027	147	4
2028	12	4
2029	-	2
Total future minimum lease obligation	$448	$18
Less: Imputed interest	(55)	(3)
Net present value of lease obligations	$393	$15
Net present value of lease obligations – current portion	116	3
Net present value of lease obligations – non-current portion	$277	$12